Quarterly Holdings Report
for
Fidelity® Series Canada Fund
July 31, 2023
SAD-NPRT3-0923
1.9883885.105
Common Stocks - 100.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Media - 1.4%
Quebecor, Inc.:
Class A	2,115,400	52,137,034
Class B (sub. vtg.)	812,600	19,892,108
		72,029,142
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. Class B (non-vtg.)	1,443,300	63,198,075
TOTAL COMMUNICATION SERVICES		135,227,217
CONSUMER DISCRETIONARY - 6.4%
Automobile Components - 0.9%
Magna International, Inc. Class A (sub. vtg.)	703,600	45,252,581
Broadline Retail - 2.6%
Dollarama, Inc.	1,978,600	130,331,169
Hotels, Restaurants & Leisure - 2.2%
Restaurant Brands International, Inc.	1,434,000	109,780,685
Specialty Retail - 0.4%
Aritzia, Inc. (a)	595,400	11,328,697
Diversified Royalty Corp. (b)	4,092,700	8,845,558
		20,174,255
Textiles, Apparel & Luxury Goods - 0.3%
Canada Goose Holdings, Inc. (a)(b)	667,023	12,170,457
TOTAL CONSUMER DISCRETIONARY		317,709,147
CONSUMER STAPLES - 8.3%
Beverages - 0.1%
GURU Organic Energy Corp. (a)(c)	1,774,296	3,256,206
Consumer Staples Distribution & Retail - 8.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	4,894,700	247,806,599
Metro, Inc.	2,090,300	112,500,353
Neighbourly Pharmacy, Inc.	728,575	8,851,304
North West Co., Inc.	1,401,500	34,116,824
		403,275,080
Personal Care Products - 0.2%
Jamieson Wellness, Inc. (d)	462,200	10,648,494
TOTAL CONSUMER STAPLES		417,179,780
ENERGY - 18.5%
Energy Equipment & Services - 0.9%
Computer Modelling Group Ltd.	2,262,700	12,354,635
Pason Systems, Inc.	3,293,000	32,863,823
		45,218,458
Oil, Gas & Consumable Fuels - 17.6%
Cameco Corp.	1,311,600	46,112,142
Canadian Natural Resources Ltd.	4,346,200	264,301,959
Enbridge, Inc.	3,124,800	114,882,876
Parkland Corp.	2,518,400	68,773,051
PrairieSky Royalty Ltd. (b)	10,098,680	200,725,289
Suncor Energy, Inc.	5,885,600	184,157,931
		878,953,248
TOTAL ENERGY		924,171,706
FINANCIALS - 28.9%
Banks - 17.4%
Bank of Montreal (b)	2,207,200	205,111,506
Bank of Nova Scotia	1,397,300	70,360,384
Royal Bank of Canada (b)	2,215,400	219,633,141
The Toronto-Dominion Bank	5,734,330	378,157,463
		873,262,494
Capital Markets - 5.2%
Brookfield Asset Management Ltd. Class A	2,416,872	81,524,640
Brookfield Corp. (Canada) Class A	3,023,288	105,533,649
TMX Group Ltd.	3,301,100	73,349,433
		260,407,722
Insurance - 6.3%
Definity Financial Corp.	2,438,424	61,374,355
Intact Financial Corp.	686,800	101,464,003
Sun Life Financial, Inc. (b)	2,877,800	151,457,415
		314,295,773
TOTAL FINANCIALS		1,447,965,989
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.	855,470	28,557,835
dentalcorp Holdings Ltd. (a)	1,297,271	7,516,134
		36,073,969
INDUSTRIALS - 14.4%
Commercial Services & Supplies - 2.7%
GFL Environmental, Inc.	3,929,214	134,177,004
Ground Transportation - 9.5%
Canadian National Railway Co.	1,175,000	142,427,483
Canadian Pacific Kansas City Ltd.	4,056,621	333,783,323
		476,210,806
Professional Services - 2.2%
Thomson Reuters Corp.	836,900	112,970,235
TOTAL INDUSTRIALS		723,358,045
INFORMATION TECHNOLOGY - 8.6%
IT Services - 3.6%
Shopify, Inc. Class A (a)	2,642,300	178,497,770
Software - 5.0%
ApplyBoard, Inc. (a)(e)(f)	10,248	606,477
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	149,548
Constellation Software, Inc.	96,200	203,245,252
Dye & Durham Ltd.	2,419,000	36,303,803
Enghouse Systems Ltd.	196,500	4,449,619
Lumine Group, Inc.	456,720	7,249,194
		252,003,893
TOTAL INFORMATION TECHNOLOGY		430,501,663
MATERIALS - 11.8%
Chemicals - 2.7%
Nutrien Ltd.	1,976,778	136,222,513
Containers & Packaging - 1.1%
CCL Industries, Inc.:
Class A	156,800	7,550,753
Class B (b)	1,002,450	48,060,432
		55,611,185
Metals & Mining - 7.2%
Franco-Nevada Corp.	1,262,019	184,156,293
Lundin Mining Corp.	4,937,100	44,142,425
Triple Flag Precious Metals Corp.	899,000	12,346,635
Wheaton Precious Metals Corp.	2,713,400	121,672,424
		362,317,777
Paper & Forest Products - 0.8%
Stella-Jones, Inc.	638,250	32,409,828
Western Forest Products, Inc.	5,689,900	4,444,392
		36,854,220
TOTAL MATERIALS		591,005,695
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	338,700	10,557,279
TOTAL COMMON STOCKS (Cost $3,505,314,044)		5,033,750,490

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	746,023
Series A2 (a)(e)(f)	9,868	583,988
Series A3 (a)(e)(f)	563	33,318
Series D (a)(e)(f)	27,521	1,628,693
Series Seed (a)(e)(f)	3,768	222,990
(Cost $4,705,692)		3,215,012

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $8,516,260)	CAD	12,213,000	9,304,256

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (h)	3,921,808	3,922,592
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i)	480,713,856	480,761,928
TOTAL MONEY MARKET FUNDS (Cost $484,684,520)		484,684,520

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $4,003,220,516)	5,530,954,278
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(522,439,591)
NET ASSETS - 100.0%	5,008,514,687

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,952,750 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,971,037 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	4,119,421	269,738,874	269,935,703	199,615	-	-	3,922,592	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	772,969,944	5,260,143,088	5,552,351,104	1,635,646	-	-	480,761,928	1.7%
Total	777,089,365	5,529,881,962	5,822,286,807	1,835,261	-	-	484,684,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GURU Organic Energy Corp.	5,007,698	-	220,196	-	(859,813)	(671,483)	3,256,206
Total	5,007,698	-	220,196	-	(859,813)	(671,483)	3,256,206

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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